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                               [MULTI-FLEX LOGO]

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                                  ANNUAL REPORT

                                DECEMBER 31, 2003

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     Nationwide(R)                                    [LOGO OF NATIONWIDE(R)]
      Multi-Flex                                    Nationwide is on your side
   Variable Account                                       Columbus, Ohio

APO-724-12/03

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                             [LOGO OF NATIONWIDE(R)]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                              [PHOTO APPEARS HERE]

                               PRESIDENT'S MESSAGE

Nationwide Life Insurance Company is pleased to present the 2003 annual report of the Nationwide Multi-Flex Variable Account.

Equity investments turned-in an exemplary performance during 2003. Gains in the Dow Jones Industrial Average and the S&P 500 each surpassed 25% for the year. Meanwhile, the NASDAQ, with more ground to make-up, posted year-over-year performance of nearly 50%. Furthermore, this past year saw interest rates and inflation remain near historically low levels. And, the good news doesn't stop there; the last half of the year GDP growth chalked up statistics not seen in recent history. We believe the stage is set and should provide a rewarding 2004 for equity investors.

During 2003, we have watched with interest and a good deal of dismay the ongoing revelations of ethical lapses in the mutual fund industry. This has caused us to take a hard look at longstanding relationships we have had with some of these fund groups and to make changes where we believe it's in the best interest of our contract owners and participants. Nationwide has been in the financial services business for more than a quarter of a century and during this time we have endeavored to maintain the highest standards of ethics and integrity in all aspects of our personal and business conduct.

Thank you for your confidence and for selecting Nationwide to help you meet your retirement and financial planning objectives.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 12, 2004

                                        2

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Multi-Flex Variable Account. Rules and regulations of the
U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.nwservicecenter.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2003. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 17. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 6 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as related contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 14, provide further disclosures about the variable account and its underlying contract provisions.

                                        3

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                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 2003

ASSETS:

  Investments at fair value:

    AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
      214,086 shares (cost $4,543,484)..........................................     $   4,555,746

    AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
      36,634 shares (cost $548,431).............................................           587,603

    American Century VP - Balanced Fund - Class I (ACVPBal)
      913,929 shares (cost $6,007,287)..........................................         6,159,883

    American Century VP - Capital Appreciation Fund - Class I (ACVPCapAp)
      1,957,304 shares (cost $15,929,103).......................................        13,936,004

    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
      1,085,806 shares (cost $6,684,234)........................................         7,133,748

    Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
      1,267,818 shares (cost $33,650,339).......................................        30,161,382

    Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
      2,627,341 shares (cost $76,858,271).......................................        74,669,027

    Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
      304,561 shares (cost $10,273,747).........................................        10,482,975

    Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
      2,156,758 shares (cost $78,524,719).......................................        80,641,169

    Dreyfus VIF - Quality Bond Portfolio - Initial Shares (DryVIFQualBd)
      942,569 shares (cost $11,019,147).........................................        10,839,540

    Fidelity(R) VIP - Equity-Income Portfolio - Initial Class (FidVIPEI)
      3,899,013 shares (cost $87,591,314).......................................        90,379,116

    Fidelity(R) VIP - High Income Portfolio - Initial Class (FidVIPHI)
      2,691,854 shares (cost $17,537,180).......................................        18,708,384

    Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
     (FrVIPForSec)
      2,329,695 shares (cost $28,397,075).......................................        28,818,332

    Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
      126,135 shares (cost $943,813)............................................         1,011,607

    Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
      4,347,991 shares (cost $51,032,752).......................................        52,741,125

    Gartmore GVIT Growth Fund - Class I (GVITGrowth)
      948,981 shares (cost $11,342,178).........................................         9,470,835

    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      17,628,494 shares (cost $17,628,494)......................................     $  17,628,494

    Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
      16,036,795 shares (cost $178,539,220).....................................       164,697,886

    Janus AS - International Growth Portfolio - Institutional Shares (JanIntGr)
      555,557 shares (cost $12,445,949).........................................        12,811,138

    Neuberger Berman AMT - Balanced Portfolio(R) (NBAMTBal)
      2,315,422 shares (cost $22,002,266).......................................        20,676,723

    Strong Opportunity Fund II, Inc.(StOpp2)
      1,910,956 shares (cost $39,930,911).......................................        36,289,051
                                                                                     -------------
        Total investments.......................................................       692,399,768

  Accounts receivable...........................................................            11,719
                                                                                     -------------
        Total assets............................................................       692,411,487

Accounts payable................................................................                 -
                                                                                     -------------
Contract owners' equity (note 4)................................................     $ 692,411,487
                                                                                     =============

See accompanying notes to financial statements.

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                                        5

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2003

                                                            Total            AIMCapAp           AIMIntGr            ACVPBal
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................  $     8,183,825                  -              2,779            133,080
  Mortality and expense risk charges (note 2) .......       (8,018,414)           (48,480)            (6,159)           (67,060)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................          165,411            (48,480)            (3,380)            66,020
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............       78,345,360            755,336            114,446            541,832
  Cost of mutual fund shares sold ...................     (105,564,993)          (974,721)          (135,788)          (620,358)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............      (27,219,633)          (219,385)           (21,342)           (78,526)
  Change in unrealized gain (loss) on investments ...      159,676,491          1,222,799            150,004            897,188
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................      132,456,858          1,003,414            128,662            818,662
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................          310,348                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............  $   132,932,617            954,934            125,282            884,682
                                                       ===============    ===============    ===============    ===============

                                                          ACVPCapAp          ACVPIncGr           DrySRGro           DryStkIx
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................                -             78,739             30,738            975,148
  Mortality and expense risk charges (note 2) .......         (166,008)           (76,725)          (342,149)          (823,057)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................         (166,008)             2,014           (311,411)           152,091
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        2,049,274          1,198,539          2,713,738          5,009,683
  Cost of mutual fund shares sold ...................       (2,673,452)        (1,335,193)        (3,492,190)        (6,602,607)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............         (624,178)          (136,654)          (778,452)        (1,592,924)
  Change in unrealized gain (loss) on investments ...        3,070,256          1,674,926          7,143,195         17,223,031
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        2,446,078          1,538,272          6,364,743         15,630,107
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        2,280,070          1,540,286          6,053,332         15,782,198
                                                       ===============    ===============    ===============    ===============

                                                          DryVIFApp         DryVIFDevLd       DryVIFQualBd         FidVIPEI
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................  $       133,115             20,701            434,467          1,417,884
  Mortality and expense risk charges (note 2) .......         (114,408)          (884,326)          (139,421)          (989,806)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................           18,707           (863,625)           295,046            428,078
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............          807,905          5,298,481          1,776,264          6,522,173
  Cost of mutual fund shares sold ...................         (903,934)        (6,110,064)        (1,784,860)        (7,638,748)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............          (96,029)          (811,583)            (8,596)        (1,116,575)
  Change in unrealized gain (loss) on investments ...        1,776,900         20,604,956           (132,448)        21,097,314
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        1,680,871         19,793,373           (141,044)        19,980,739
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                -                  -            232,840                  -
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............  $     1,699,578         18,929,748            386,842         20,408,817
                                                       ===============    ===============    ===============    ===============

                                                          FidVIPHI          FrVIPForSec        GVITFHiInc         GVITGvtBd
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................        1,178,553            458,844             64,905          1,777,428
  Mortality and expense risk charges (note 2) .......         (211,476)          (304,436)           (10,884)          (737,350)
                                                       ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ....................          967,077            154,408             54,021          1,040,078
                                                       ---------------    ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        1,081,503          1,605,293            496,400         11,189,223
  Cost of mutual fund shares sold ...................       (1,159,354)        (1,922,589)          (494,733)       (10,626,859)
                                                       ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............          (77,851)          (317,296)             1,667            562,364
  Change in unrealized gain (loss) on investments ...        2,905,469          7,007,809            103,242         (1,270,734)
                                                       ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        2,827,618          6,690,513            104,909           (708,370)
                                                       ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                -                  -                  -             77,508
                                                       ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        3,794,695          6,844,921            158,930            409,216
                                                       ===============    ===============    ===============    ===============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2003

                                                         GVITGrowth          GVITMyMkt          GVITNWFund
                                                       ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................  $         1,696            127,145            843,865
  Mortality and expense risk charges (note 2) .......         (108,367)          (259,118)        (1,949,004)
                                                       ---------------    ---------------    ---------------
    Net investment income (loss) ....................         (106,671)          (131,973)        (1,105,139)
                                                       ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        1,673,242          9,786,011         19,270,108
  Cost of mutual fund shares sold ...................       (4,627,555)        (9,786,011)       (36,474,885)
                                                       ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............       (2,954,313)                 -        (17,204,777)
  Change in unrealized gain (loss) on investments ...        5,299,935                  -         53,332,759
                                                       ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        2,345,622                  -         36,127,982
                                                       ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                -                  -                  -
                                                       ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............  $     2,238,951           (131,973)        35,022,843
                                                       ===============    ===============    ===============

                                                          JanIntGr           NBAMTBal            StOpp2
                                                       ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................          135,736            344,741             24,261
  Mortality and expense risk charges (note 2) .......         (138,459)          (253,681)          (388,040)
                                                       ---------------    ---------------    ---------------
    Net investment income (loss) ....................           (2,723)            91,060           (363,779)
                                                       ---------------    ---------------    ---------------

  Proceeds from mutual fund shares sold .............        1,789,654          2,362,040          2,304,215
  Cost of mutual fund shares sold ...................       (2,216,824)        (2,748,181)        (3,236,087)
                                                       ---------------    ---------------    ---------------
    Realized gain (loss) on investments .............         (427,170)          (386,141)          (931,872)
  Change in unrealized gain (loss) on investments ...        3,721,119          3,044,478         10,804,293
                                                       ---------------    ---------------    ---------------
    Net gain (loss) on investments ..................        3,293,949          2,658,337          9,872,421
                                                       ---------------    ---------------    ---------------
  Reinvested capital gains ..........................                -                  -                  -
                                                       ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations .............        3,291,226          2,749,397          9,508,642
                                                       ===============    ===============    ===============

See accompanying notes to financial statements.

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                                        7

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NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                      Total                               AIMCapAp
                                                       ----------------------------------    ----------------------------------
                                                            2003                2002              2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................  $       165,411          1,716,843            (48,480)           (53,084)
  Realized gain (loss) on investments ...............      (27,219,633)       (40,284,951)          (219,385)          (237,752)
  Change in unrealized gain (loss) on investments ...      159,676,491        (97,700,045)         1,222,799           (973,829)
  Reinvested capital gains ..........................          310,348          3,186,108                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations .......       132,932,617       (133,082,045)           954,934         (1,264,665)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...       47,793,680         52,193,276            497,208            597,136
  Transfers between funds (including fixed account),
   net (note 3) .....................................      (10,681,353)       (17,757,521)            22,529           (453,709)
  Redemptions .......................................      (76,039,507)       (93,437,784)          (440,746)          (610,279)
  Annuity benefits ..................................          (59,865)           (84,465)                 -                (11)
  Annual contract maintenance charges (note 2) ......       (1,303,045)        (1,478,530)            (8,331)            (9,852)
  Contingent deferred sales charges (note 2) ........         (481,245)          (821,531)            (3,103)            (7,568)
  Adjustments to maintain reserves ..................           67,751             84,276             41,572              1,804
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................      (40,703,584)       (61,302,279)           109,129           (482,479)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............       92,229,033       (194,384,324)         1,064,063         (1,747,144)
Contract owners' equity beginning of period ........       600,182,454        794,566,778          3,493,866          5,241,010
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............  $   692,411,487        600,182,454          4,557,929          3,493,866
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................       28,532,230         30,923,210            440,037            493,053
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................        4,581,207          3,292,620            154,042             67,811
  Units redeemed ....................................       (5,840,971)        (5,683,600)          (145,018)          (120,827)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................       27,272,466         28,532,230            449,061            440,037
                                                       ===============    ===============    ===============    ===============

                                                                    AIMIntGr                              ACVPBal
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003                2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           (3,380)            (3,630)            66,020             78,484
  Realized gain (loss) on investments ...............          (21,342)           (25,364)           (78,526)          (174,902)
  Change in unrealized gain (loss) on investments ...          150,004            (63,796)           897,188           (525,806)
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          125,282            (92,790)           884,682           (622,224)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...           62,400             76,594            313,082            261,862
  Transfers between funds (including fixed account),
   net (note 3) .....................................             (234)           (69,484)           704,523             36,908
  Redemptions .......................................          (53,578)           (71,856)          (475,564)          (783,977)
  Annuity benefits ..................................                -                  -                  -                  -
  Annual contract maintenance charges (note 2) ......             (992)            (1,110)            (9,724)           (10,430)
  Contingent deferred sales charges (note 2) ........             (343)              (904)            (2,922)            (6,686)
  Adjustments to maintain reserves ..................              (62)               (31)             2,418                (26)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................            7,191            (66,791)           531,813           (502,349)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............          132,473           (159,581)         1,416,495         (1,124,573)
Contract owners' equity beginning of period .........          455,030            614,611          4,745,170          5,869,743
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............          587,503            455,030          6,161,665          4,745,170
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................           57,671             64,827            549,245            606,540
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................           17,583              8,465            141,682             35,280
  Units redeemed ....................................          (16,796)           (15,621)           (86,159)           (92,575)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................           58,458             57,671            604,768            549,245
                                                       ===============    ===============    ===============    ===============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    ACVPCapAp                            ACVPIncGr
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................  $      (166,008)          (198,677)             2,014            (10,403)
  Realized gain (loss) on investments ...............         (624,178)        (2,300,966)          (136,654)          (174,104)
  Change in unrealized gain (loss)on investments ....        3,070,256         (1,430,145)         1,674,926         (1,333,707)
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,280,070         (3,929,788)         1,540,286         (1,518,214)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...          785,156            932,718            624,855            744,136
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................         (313,260)          (764,031)           169,415           (367,008)
  Redemptions .......................................       (1,464,860)        (2,590,963)          (774,269)          (750,205)
  Annuity benefits ..................................           (1,882)            (2,172)                 -                  -
  Annual contract maintenance charges (note 2) ......          (29,037)           (35,141)           (12,381)           (13,869)
  Contingent deferred sales charges (note 2) ........           (7,105)           (20,871)            (6,429)           (10,174)
  Adjustments to maintain reserves ..................           (1,115)               403             (3,828)             1,667
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................       (1,032,103)        (2,480,057)            (2,637)          (395,453)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............        1,247,967         (6,409,845)         1,537,649         (1,913,667)
Contract owners' equity beginning of period .........       12,687,118         19,096,963          5,593,742          7,507,409
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............  $    13,935,085         12,687,118          7,131,391          5,593,742
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................          917,124          1,073,719            580,265            619,930
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................          116,135             60,298            173,819             79,115
  Units redeemed ....................................         (185,980)          (216,893)          (174,298)          (118,780)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................          847,279            917,124            579,786            580,265
                                                       ===============    ===============    ===============    ===============

                                                                     DrySRGro                             DryStkIx
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................         (311,411)          (335,231)           152,091             53,029
  Realized gain (loss) on investments ...............         (778,452)          (959,152)        (1,592,924)        (1,687,472)
  Change in unrealized gain (loss)on investments ....        7,143,195        (10,292,797)        17,223,031        (17,446,688)
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        6,053,332        (11,587,180)        15,782,198        (19,081,131)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...        3,294,533          4,152,369          6,664,454          7,389,450
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................       (1,735,374)        (3,570,554)          (525,057)        (2,450,867)
  Redemptions .......................................       (2,803,044)        (3,695,953)        (7,085,005)        (8,564,710)
  Annuity benefits ..................................                -                  -                  -             (2,135)
  Annual contract maintenance charges (note 2) ......          (72,287)           (86,398)          (142,294)          (160,984)
  Contingent deferred sales charges (note 2) ........          (26,391)           (49,603)           (54,933)           (98,427)
  Adjustments to maintain reserves ..................             (897)            (4,667)              (164)            (4,382)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................       (1,343,460)        (3,254,806)        (1,142,999)        (3,892,055)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............        4,709,872        (14,841,986)        14,639,199        (22,973,186)
Contract owners' equity beginning of period .........       25,445,360         40,287,346         60,025,679         82,998,865
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............       30,155,232         25,445,360         74,664,878         60,025,679
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................        1,631,110          1,810,739          3,057,838          3,239,607
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................          257,380            239,516            498,284            370,415
  Units redeemed ....................................         (334,894)          (419,145)          (553,937)          (552,184)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................        1,553,596          1,631,110          3,002,185          3,057,838
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    DryVIFApp                           DryVIFDevLd
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................  $        18,707            (12,630)          (863,625)          (921,757)
  Realized gain (loss) on investments ...............          (96,029)           (81,592)          (811,583)        (1,091,157)
  Change in unrealized gain (loss)on investments ....        1,776,900         (1,722,228)        20,604,956        (14,818,157)
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        1,699,578         (1,816,450)        18,929,748        (16,831,071)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...        1,125,285          1,283,769          6,687,992          7,377,419
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................          290,070            178,098         (1,735,932)        (2,392,545)
  Redemptions .......................................         (998,830)        (1,050,825)        (7,427,510)        (8,226,156)
  Annuity benefits ..................................                -                  -                  -                  -
  Annual contract maintenance charges (note 2) ......          (19,409)           (21,409)          (182,727)          (208,871)
  Contingent deferred sales charges (note 2) ........           (9,362)           (13,066)           (69,690)          (114,168)
  Adjustments to maintain reserves ..................            3,708               (190)            11,469            (13,698)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................          391,462            376,377         (2,716,398)        (3,578,019)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............        2,091,040         (1,440,073)        16,213,350        (20,409,090)
Contract owners' equity beginning of period .........        8,393,575          9,833,648         64,427,712         84,836,802
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............  $    10,484,615          8,393,575         80,641,062         64,427,712
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................          803,212            773,509          3,828,140          4,022,943
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................          187,942             42,125            520,264            443,387
  Units redeemed ....................................         (152,384)           (12,422)          (662,798)          (638,190)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................          838,770            803,212          3,685,606          3,828,140
                                                       ===============    ===============    ===============    ===============

                                                                  DryVIFQualBd                            FidVIPEI
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................          295,046            381,676            428,078            460,481
  Realized gain (loss) on investments ...............           (8,596)           (58,898)        (1,116,575)        (1,462,033)
  Change in unrealized gain (loss)on investments ....         (132,448)           307,570         21,097,314        (18,438,803)
  Reinvested capital gains ..........................          232,840                  -                  -          2,121,066
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          386,842            630,348         20,408,817        (17,319,289)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...        1,067,643            943,735          6,320,287          6,855,572
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................           78,366            918,714         (1,527,533)        (2,621,189)
  Redemptions .......................................       (1,329,268)        (1,184,357)        (8,789,298)       (11,616,499)
  Annuity benefits ..................................                -                  -             (2,318)            (3,245)
  Annual contract maintenance charges (note 2) ......          (21,379)           (21,129)          (157,963)          (181,004)
  Contingent deferred sales charges (note 2) ........          (11,420)           (12,027)           (65,193)          (100,367)
  Adjustments to maintain reserves ..................            1,266              3,596               (510)             9,934
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................         (214,792)           648,532         (4,222,528)        (7,656,798)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............          172,050          1,278,880         16,186,289        (24,976,087)
Contract owners' equity beginning of period .........       10,669,055          9,390,175         74,203,018         99,179,105
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............       10,841,105         10,669,055         90,389,307         74,203,018
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................          730,758            684,297          3,792,985          4,156,274
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................          195,808             64,521            385,470            337,377
  Units redeemed ....................................         (209,561)           (18,060)          (586,433)          (700,666)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................          717,005            730,758          3,592,022          3,792,985
                                                       ===============    ===============    ===============    ===============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    FidVIPHI                             FrVIPForSec
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................  $       967,077          1,402,132            154,408            138,891
  Realized gain (loss) on investments ...............          (77,851)          (331,109)          (317,296)          (347,419)
  Change in unrealized gain (loss)on investments ....        2,905,469           (808,524)         7,007,809         (5,346,985)
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        3,794,695            262,499          6,844,921         (5,555,513)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...        1,670,625          1,860,405          2,415,632          2,706,049
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................          310,753         (1,063,733)          (303,686)          (773,997)
  Redemptions .......................................       (1,640,582)        (1,563,948)        (2,556,306)        (2,853,388)
  Annuity benefits ..................................                -                  -                  -                  -
  Annual contract maintenance charges (note 2) ......          (43,110)           (41,912)           (51,228)           (58,235)
  Contingent deferred sales charges (note 2) ........          (15,931)           (23,139)           (19,677)           (35,784)
  Adjustments to maintain reserves ..................           13,692             (3,825)            (4,638)             2,676
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................          295,447           (836,152)          (519,903)        (1,012,679)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............        4,090,142           (573,653)         6,325,018         (6,568,192)
Contract owners' equity beginning of period .........       14,620,906         15,194,559         22,491,500         29,059,692
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............  $    18,711,048         14,620,906         28,816,518         22,491,500
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................        1,384,552          1,468,701          1,693,638          1,762,526
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................          258,240            204,035            221,864            202,330
  Units redeemed ....................................         (232,764)          (288,184)          (256,521)          (271,218)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................        1,410,028          1,384,552          1,658,981          1,693,638
                                                       ===============    ===============    ===============    ===============

                                                                   GVITFHiInc                            GVITGvtBd
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003                2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................           54,021             43,197          1,040,078          1,794,776
  Realized gain (loss) on investments ...............            1,667            (21,937)           562,364            582,285
  Change in unrealized gain (loss)on investments ....          103,242            (10,110)        (1,270,734)         2,389,061
  Reinvested capital gains ..........................                -                  -             77,508            472,086
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............          158,930             11,150            409,216          5,238,208
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...          104,923             64,059          2,581,118          2,283,716
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................          277,829            111,457         (1,764,131)         3,961,455
  Redemptions .......................................         (176,151)           (91,894)        (7,990,253)        (9,280,891)
  Annuity benefits ..................................                -                  -             (4,152)           (14,144)
  Annual contract maintenance charges (note 2) ......           (1,753)            (1,619)           (93,440)           (95,908)
  Contingent deferred sales charges (note 2) ........           (2,444)            (1,245)           (31,994)           (48,203)
  Adjustments to maintain reserves ..................               12                 73             (2,719)           (21,338)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................          202,416             80,831         (7,305,571)        (3,215,313)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............          361,346             91,981         (6,896,355)         2,022,895
Contract owners' equity beginning of period .........          650,344            558,363         59,635,438         57,612,543
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............        1,011,690            650,344         52,739,083         59,635,438
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................           63,140             55,237          1,370,302          1,449,376
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................           76,698             10,619            169,898            162,673
  Units redeemed ....................................          (58,447)            (2,716)          (335,468)          (241,747)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................           81,391             63,140          1,204,732          1,370,302
                                                       ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                   GVITGrowth                             GVITMyMkt
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................  $      (106,671)          (143,855)          (131,973)          (121,521)
  Realized gain (loss) on investments ...............       (2,954,313)        (9,553,862)                 -                  -
  Change in unrealized gain (loss)on investments ....        5,299,935          5,575,883                  -                  -
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,238,951         (4,121,834)          (131,973)          (121,521)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...          218,151            232,872          1,215,875          1,130,403
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................          459,056         (1,711,869)          (399,547)         1,796,730
  Redemptions .......................................       (1,073,771)        (1,697,191)        (5,059,663)        (7,338,575)
  Annuity benefits ..................................           (2,243)            (2,617)            (1,998)            (2,213)
  Annual contract maintenance charges (note 2) ......          (19,632)           (24,172)           (33,266)           (38,047)
  Contingent deferred sales charges (note 2) ........           (1,910)            (7,058)           (26,057)           (51,313)
  Adjustments to maintain reserves ..................            3,544               (981)               978            103,272
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................         (416,805)        (3,211,016)        (4,303,678)        (4,399,743)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............        1,822,146         (7,332,850)        (4,435,651)        (4,521,264)
Contract owners' equity beginning of period .........        7,649,043         14,981,893         22,064,711         26,585,975
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............  $     9,471,189          7,649,043         17,629,060         22,064,711
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................          669,648            923,014            893,397          1,074,779
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................          106,501             18,576            379,200            120,353
  Units redeemed ....................................         (143,161)          (271,942)          (553,620)          (301,735)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................          632,988            669,648            718,977            893,397
                                                       ===============    ===============    ===============    ===============

                                                                   GVITNWFund                             JanIntGr
                                                       ----------------------------------    ----------------------------------
                                                            2003               2002               2003                 2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................       (1,105,139)          (821,040)            (2,723)           (49,702)
  Realized gain (loss) on investments ...............      (17,204,777)       (20,418,190)          (427,170)          (331,012)
  Change in unrealized gain (loss)on investments ....       53,332,759        (14,713,381)         3,721,119         (3,654,788)
  Reinvested capital gains ..........................                -                  -                  -                  -
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............       35,022,843        (35,952,611)         3,291,226         (4,035,502)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...        6,208,365          6,512,484          1,411,294          1,806,752
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................       (2,602,772)        (6,168,793)        (1,292,363)        (1,267,558)
  Redemptions .......................................      (19,140,791)       (23,395,967)        (1,239,115)        (1,441,877)
  Annuity benefits ..................................          (47,126)           (57,705)                 -                  -
  Annual contract maintenance charges (note 2) ......         (274,542)          (320,951)           (21,925)           (26,489)
  Contingent deferred sales charges (note 2) ........          (71,166)          (132,460)           (10,420)           (19,354)
  Adjustments to maintain reserves ..................          (23,320)            10,833             22,423              5,347
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................      (15,951,352)       (23,552,559)        (1,130,106)          (943,179)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............       19,071,491        (59,505,170)         2,161,120         (4,978,681)
Contract owners' equity beginning of period .........      145,639,246        205,144,416         10,652,428         15,631,109
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............      164,710,737        145,639,246         12,813,548         10,652,428
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ..................................         2,182,611          2,508,755          1,113,110          1,200,242
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ..................................           138,121             92,139            192,701            174,398
  Units redeemed ...................................          (359,900)          (418,283)          (300,036)          (261,530)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units .....................................         1,960,832          2,182,611          1,005,775          1,113,110
                                                       ===============    ===============    ===============    ===============

NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2003 AND 2002

                                                                    NBAMTBal                               StOpp2
                                                       ----------------------------------    ----------------------------------
                                                            2003                2002              2003               2002
                                                       ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
  Net investment income (loss) ......................  $        91,060            313,193           (363,779)          (277,486)
  Realized gain (loss) on investments ...............         (386,141)          (558,426)          (931,872)        (1,051,889)
  Change in unrealized gain (loss)on investments ....        3,044,478         (4,469,751)        10,804,293         (9,923,064)
  Reinvested capital gains ..........................                -                  -                  -            592,956
                                                       ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ...............        2,749,397         (4,714,984)         9,508,642        (10,659,483)
                                                       ---------------    ---------------    ---------------    ---------------
EQUITY TRANSACTIONS:
  Purchase payments received from contract owners ...        1,222,650          1,500,603          3,302,152          3,481,173
  Transfers between funds (including fixed account),
   net (note 3) ............ ........................         (611,711)          (978,568)          (182,294)          (106,978)
  Redemptions .......................................       (2,121,363)        (3,091,175)        (3,399,540)        (3,537,098)
  Annuity benefits ..................................             (146)              (223)                 -                  -
  Annual contract maintenance charges (note 2) ......          (40,780)           (47,397)           (66,845)           (73,603)
  Contingent deferred sales charges (note 2) ........          (14,571)           (19,279)           (30,184)           (49,835)
  Adjustments to maintain reserves ..................            7,936             (2,300)            (4,014)            (3,891)
                                                       ---------------    ---------------    ---------------    ---------------
      Net equity transactions .......................       (1,557,985)        (2,638,339)          (380,725)          (290,232)
                                                       ---------------    ---------------    ---------------    ---------------

Net change in contract owners' equity ...............        1,191,412         (7,353,323)         9,127,917        (10,949,715)
Contract owners' equity beginning of period .........       19,486,496         26,839,819         27,153,017         38,102,732
                                                       ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ...............  $    20,677,908         19,486,496         36,280,934         27,153,017
                                                       ===============    ===============    ===============    ===============

CHANGES IN UNITS:
  Beginning units ...................................        1,104,549          1,243,885          1,668,898          1,691,257
                                                       ---------------    ---------------    ---------------    ---------------
  Units purchased ...................................           93,734             81,384            295,841            477,803
  Units redeemed ....................................         (177,186)          (220,720)          (315,610)          (500,162)
                                                       ---------------    ---------------    ---------------    ---------------
  Ending units ......................................        1,021,097          1,104,549          1,649,129          1,668,898
                                                       ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

================================================================================

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 2003 AND 2002

(1)  BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Multi-Flex Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distributions for the contracts is through Company Agents and an affiliated sales organization; however, other distributors may be utilized.

         Reinsurance - Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company
         (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a Supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

            Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
                AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp) AIM VIF - International Growth Fund - Series I Shares (AIMIntGr) (formerly AIM VIF - International Equity Fund - Series I Shares)

            Portfolios of the American Century Variable Portfolios,
             Inc. (American Century VP);
                American Century VP - Balanced Fund - Class I (ACVPBal)
                American Century VP - Capital Appreciation Fund - Class I
                 (ACVPCapAp)
                American Century VP - Income & Growth Fund - Class I (ACVPIncGr)

            The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

            Dreyfus Stock Index Fund - Initial Shares (DryStkIx)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio - Initial Shares
                 (DryVIFApp)
                Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                 (DryVIFDevLd)
                Dreyfus VIF - Quality Bond Portfolio - Initial Shares
                 (DryVIFQualBd)
                Dreyfus VIF - Small Cap Portfolio - Initial Shares
                 (DryVIFSmCap)*

            Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity(R) VIP);
                Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
                 (FidVIPEI)
                Fidelity(R) VIP - High Income Portfolio - Initial Class
                 (FidVIPHI)

            Portfolio of the Franklin Templeton Variable Insurance Products
             Trust (Franklin Templeton VIP);
                Franklin Templeton VIP - Templeton Foreign Securities Fund -
                 Class I (FrVIPForSec)

            Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT) (managed for a fee by an affiliated investment advisor);
                Gartmore GVIT Federated High Income Bond Fund - Class I
                 (GVITFHiInc)
                Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
                Gartmore GVIT Nationwide(R) Fund - Class I (GVITNWFund)
                 (formerly Gartmore GVIT Total Return Fund - Class I)

            Portfolio of the Janus Aspen Series (Janus AS);
                Janus AS - International Growth Portfolio - Institutional Shares
                 (JanIntGr)

            Portfolio of the Neuberger Berman Advisers Management Trust
             (Neuberger Berman AMT);
                Neuberger Berman AMT - Balanced Portfolio(R)(NBAMTBal)

            Strong Opportunity Fund II, Inc. (StOpp2)

            *At December 31, 2003, contract owners have not invested in this fund.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2003. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge. For contracts issued prior to February 1, 1989, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after February 1, 1989, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered. This charge declines 1% per year to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; and (b) for contracts issued prior to February 1, 1989, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for contracts issued on or after February 1, 1989, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for NEA Valuebuilder Annuity contracts issued before November 3, 1997, or in states which have not approved the applicable contract modifications, a mortality and expense risk charge and an administrative charge assessed through the daily unit value calculation equal to an annual rate of 1.25% and .05%, respectively; for NEA Valuebuilder Annuity contracts issued on or after the later of November 3, 1997, or the date on which state insurance authorities approve corresponding contract modifications, an actuarial risk charge assessed through the daily unit value calculation equal to an annual rate of 1.30%.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2003 and 2002, total transfers to the Account from the fixed account were $853,491 and $937,367, respectively, and total transfers from the Account to the fixed account were $2,833,717 and $5,287,771, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $2,239 and $8,144 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2003 and 2002, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2003. The Account includes contracts administered by Security Benefit Life Insurance Company under a reinsurance agreement discussed in note 1. The mutual fund and product options of the contracts so administered are identified by those unit fair values presented below using two decimal places.

                                        CONTRACT                                                  INVESTMENT
                                        EXPENSE                     UNIT           CONTRACT         INCOME        TOTAL
                                         RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY      RATIO**     RETURN***
                                       ---------    ---------   ------------   ----------------   ----------    ---------
AIM VIF - Capital Appreciation Fund - Series I Shares
     2003 ..........................        1.30%       8,472   $  10.145261   $         85,951         0.00%       27.84%
                                            1.30%     440,589          10.15          4,471,978         0.00%       27.84%
     2002 ..........................        1.30%       5,920       7.936045             46,980         0.00%      -25.34%
                                            1.30%     434,117           7.94          3,446,886         0.00%      -25.34%
     2001 ..........................        1.30%     493,053      10.629714          5,241,012         0.00%      -24.28%
     2000 ..........................        1.30%     489,105      14.039112          6,866,600         0.00%      -12.06%
     1999 ..........................        1.30%     177,522      15.964823          2,834,107         0.09%       42.74%

AIM VIF - International Growth Fund - Series I Shares
     2003 ..........................        1.30%      57,869          10.05            581,583         0.53%       27.39%
                                            1.30%         589      10.051603              5,920         0.53%       27.39%
     2002 ..........................        1.30%         137       7.890688              1,083         0.54%      -16.77%
                                            1.30%      57,534           7.89            453,947         0.54%      -16.77%
     2001 ..........................        1.30%      64,827       9.480766            614,610         0.30%      -24.53%
     2000 ..........................        1.30%      60,445      12.562930            759,366         0.35%      -27.36%
     1999 ..........................        1.30%      18,221      17.293870            315,112         0.75%       53.03%

American Century VP - Balanced Fund - Class I+
     2003 ..........................        1.30%     397,687          10.19          4,052,431         2.44%       17.91%
                                            1.30%     207,081      10.185550          2,109,234         2.44%       17.91%
     2002 ..........................        1.30%     218,265       8.638585          1,885,499         2.74%      -10.73%
                                            1.30%     330,980           8.64          2,859,671         2.74%      -10.73%
     2001 ..........................        1.30%     606,540       9.677376          5,869,716         2.88%       -4.80%
     2000 ..........................        1.30%     678,861      10.165458          6,900,933         3.09%       -3.91%
     1999 ..........................        1.30%     889,990      10.579044          9,415,243         2.86%       13.27%

American Century VP - Capital Appreciation Fund - Class I
     2003 ..........................        1.30%     364,951      16.432489          5,997,053         0.00%       18.91%
                                            1.30%     482,328          16.43          7,924,649         0.00%       18.91%
     2002 ..........................        1.30%     400,478      13.819339          5,534,342         0.00%      -22.23%
                                            1.30%     516,646          13.82          7,140,048         0.00%      -22.23%
     2001 ..........................        1.30%   1,073,719      17.768711         19,078,603         0.00%      -29.01%
     2000 ..........................        1.30%   1,283,756      25.029137         32,131,305         0.00%        7.62%
     1999 ..........................        1.30%   1,434,464      23.256156         33,360,119         0.00%       62.39%

American Century VP - Income & Growth Fund - Class I
     2003 ..........................        1.30%       5,818      12.304086             71,585         1.24%       27.67%
                                            1.30%     573,968          12.30          7,059,806         1.24%       27.67%
     2002 ..........................        1.30%       5,859       9.637195             56,465         1.08%      -20.42%
                                            1.30%     574,406           9.64          5,537,277         1.08%      -20.42%
     2001 ..........................        1.30%     619,930      12.110099          7,507,414         0.86%       -9.55%
     2000 ..........................        1.30%     605,490      13.389004          8,106,908         0.57%      -11.77%
     1999 ..........................        1.30%     602,533      15.175314          9,143,627         0.02%       16.49%

Dreyfus Socially Responsible Growth Fund, Inc., The
     2003 ..........................        1.30%      13,643      19.405114            264,744         0.11%       24.37%
                                            1.30%   1,539,953          19.41         29,890,488         0.11%       24.37%
     2002 ..........................        1.30%      15,461      15.603132            241,234         0.21%      -29.87%
                                            1.30%   1,615,649          15.60         25,204,126         0.21%      -29.87%
     2001 ..........................        1.30%   1,810,739      22.249122         40,287,353         0.06%      -23.59%
     2000 ..........................        1.30%   1,869,572      29.117547         54,437,351         0.79%      -12.18%
     1999 ..........................        1.30%   1,800,635      33.157285         59,704,168         0.02%       28.39%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT

                                        CONTRACT                                                  INVESTMENT
                                        EXPENSE                     UNIT           CONTRACT         INCOME        TOTAL
                                         RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY      RATIO**     RETURN***
                                       ---------    ---------   ------------   ----------------   ----------    ---------
Dreyfus Stock Index Fund, Inc. - Initial Shares
     2003 ..........................        1.30%     358,961   $  24.871495   $      8,927,897         1.45%       26.70%
                                            1.30%   2,643,224          24.87         65,736,981         1.45%       26.70%
     2002 ..........................        1.30%     400,765      19.630772          7,867,327         1.31%      -23.37%
                                            1.30%   2,657,073          19.63         52,158,352         1.31%      -23.37%
     2001 ..........................        1.30%   3,239,607      25.618669         82,994,419         1.05%      -13.33%
     2000 ..........................        1.30%   3,337,468      29.558751         98,651,386         0.94%      -10.45%
     1999 ..........................        1.30%   3,729,766      33.009632        123,118,203         1.11%       19.04%

Dreyfus VIF - Appreciation Portfolio - Initial Shares
     2003 ..........................        1.30%     833,474          12.50         10,418,425         1.41%       19.60%
                                            1.30%       5,296      12.498159             66,190         1.41%       19.60%
     2002 ..........................        1.30%     798,272          10.45          8,341,946         1.13%      -17.80%
                                            1.30%       4,940      10.450363             51,629         1.13%      -17.80%
     2001 ..........................        1.30%     773,509      12.713043          9,833,653         0.83%      -10.50%
     2000 ..........................        1.30%     736,682      14.203768         10,463,660         0.61%       -1.94%
     1999 ..........................        1.30%     856,103      14.484129         12,399,906         0.76%       10.01%

Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     2003 ..........................        1.30%   3,653,746          21.88         79,943,962         0.03%       29.98%
                                            1.30%      31,860      21.880107            697,100         0.03%       29.98%
     2002 ..........................        1.30%      32,398      16.833459            545,367         0.05%      -20.18%
                                            1.30%   3,795,742          16.83         63,882,345         0.05%      -20.18%
     2001 ..........................        1.30%   4,022,943      21.088243         84,836,800         0.42%       -7.35%
     2000 ..........................        1.30%   4,088,865      22.760162         93,063,230         0.37%       11.84%
     1999 ..........................        1.30%   4,068,163      20.350320         82,788,419         0.07%       21.55%

Dreyfus VIF - Quality Bond Portfolio - Initial Shares
     2003 ..........................        1.30%       5,065      15.117949             76,572         4.04%        3.58%
                                            1.30%     711,940          15.12         10,764,533         4.04%        3.58%
     2002 ..........................        1.30%       4,728      14.595705             69,013         5.06%        6.36%
                                            1.30%     726,030          14.60         10,600,042         5.06%        6.36%
     2001 ..........................        1.30%     684,297      13.722374          9,390,179         6.16%        5.30%
     2000 ..........................        1.30%     512,373      13.032134          6,677,314         5.92%        9.76%
     1999 ..........................        1.30%     532,312      11.873090          6,320,188         5.57%       -1.13%

Fidelity(R) VIP - Equity-Income Portfolio - Initial Class
     2003 ..........................        1.30%     537,853      25.156955         13,530,744         1.72%       28.64%
                                            1.30%   3,054,169          25.16         76,842,892         1.72%       28.64%
     2002 ..........................        1.30%     596,921      19.556483         11,673,680         1.80%      -18.03%
                                            1.30%   3,196,064          19.56         62,515,003         1.80%      -18.03%
     2001 ..........................        1.30%   4,156,274      23.857464         99,158,157         1.75%       -6.20%
     2000 ..........................        1.30%   4,495,596      25.434075        114,341,326         1.76%        7.02%
     1999 ..........................        1.30%   5,782,561      23.766053        137,428,651         1.54%        4.95%

Fidelity(R) VIP - High Income Portfolio - Initial Class
     2003 ..........................        1.30%   1,398,657          13.27         18,560,178         7.07%       25.61%
                                            1.30%      11,371      13.267980            150,870         7.07%       25.61%
     2002 ..........................        1.30%   1,373,068          10.56         14,499,602        10.63%        2.10%
                                            1.30%      11,484      10.562700            121,304        10.63%        2.10%
     2001 ..........................        1.30%   1,468,701      10.345574         15,194,555        13.13%      -12.89%
     2000 ..........................        1.30%   1,520,751      11.875950         18,060,363         7.61%      -23.48%
     1999 ..........................        1.30%   1,617,224      15.519485         25,098,484         9.18%        6.75%

Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
     2003 ..........................        1.30%      11,884      17.371469            206,443         1.79%       30.83%
                                            1.30%   1,647,097          17.37         28,610,075         1.79%       30.83%
     2002 ..........................        1.30%      10,350      13.277855            137,429         1.82%      -19.47%
                                            1.30%   1,683,288          13.28         22,354,071         1.82%      -19.47%
     2001 ..........................        1.30%   1,762,526      16.487526         29,059,693         5.99%      -16.85%
     2000 ..........................        1.30%   1,810,275      19.829322         35,896,526         2.04%       -3.45%
     1999 ..........................        1.30%   1,970,610      20.538218         40,472,818         2.53%       22.01%

                                        CONTRACT                                                  INVESTMENT
                                        EXPENSE                     UNIT           CONTRACT         INCOME        TOTAL
                                         RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY      RATIO**     RETURN***
                                       ---------    ---------   ------------   ----------------   ----------    ---------
Gartmore GVIT Federated High Income Bond Fund - Class I
     2003 ..........................        1.30%      81,206   $      12.43   $      1,009,391         7.81%       20.68%
                                            1.30%         185      12.428955              2,299         7.81%       20.68%
     2002 ..........................        1.30%         164      10.298837              1,692         8.42%        1.88%
                                            1.30%      62,976          10.30            648,652         8.42%        1.88%
     2001 ..........................        1.30%      55,237      10.108455            558,361        11.51%        2.85%
     2000 ..........................        1.30%      25,431       9.827966            249,935         9.60%       -9.46%
     1999 ..........................        1.30%      32,624      10.855151            354,138         8.96%        1.85%

Gartmore GVIT Government Bond Fund - Class I
  Tax qualified
     2003 ..........................        1.30%     507,035      43.760351         22,188,030         3.16%        0.67%
                                            1.30%     455,751          43.76         19,943,664         3.16%        0.67%
     2002 ..........................        1.30%     495,829          43.47         21,553,668         4.33%        9.54%
                                            1.30%     578,186      43.467280         25,132,177         4.33%        9.54%
     2001 ..........................        1.30%   1,129,199      39.681226         44,808,001         4.95%        5.85%
     2000 ..........................        1.30%   1,136,862      37.487059         42,617,613         5.54%       11.08%
     1999 ..........................        1.30%   1,576,867      33.746688         53,214,039         5.23%       -3.62%
  Non-tax qualified
     2003 ..........................        1.30%      18,386          43.78            804,939         3.16%        0.67%
                                            1.30%     223,560      43.776516          9,786,678         3.16%        0.67%
     2002 ..........................        1.30%      20,315          43.48            883,280         4.33%        9.54%
                                            1.30%     275,972      43.483340         12,000,203         4.33%        9.54%
     2001 ..........................        1.30%     320,177      39.695887         12,709,710         4.95%        5.85%
     2000 ..........................        1.30%     378,765      37.500904         14,204,030         5.54%       11.08%
     1999 ..........................        1.30%     597,758      33.759140         20,179,796         5.23%       -3.62%

Gartmore GVIT Growth Fund - Class I
     2003 ..........................        1.30%       8,993          14.94            134,355         0.02%       31.02%
                                            1.30%     623,995      14.937671          9,321,032         0.02%       31.02%
     2002 ..........................        1.30%       2,251          11.40             25,666         0.00%      -29.65%
                                            1.30%     667,397      11.401436          7,609,279         0.00%      -29.65%
     2001 ..........................        1.30%     923,014      16.206536         14,958,860         0.00%      -29.08%
     2000 ..........................        1.30%   1,024,504      22.850565         23,410,495         0.20%      -27.48%
     1999 ..........................        1.30%   1,595,648      31.511115         50,280,648         0.64%        2.92%

Gartmore GVIT Money Market Fund - Class I
  Tax qualified
     2003 ..........................        1.30%     260,352          24.11          6,277,087         0.64%       -0.68%
                                            1.30%     324,361      24.110582          7,820,532         0.64%       -0.68%
     2002 ..........................        1.30%     398,579      24.276265          9,676,012         0.78%       -0.10%
                                            1.30%     323,611          24.28          7,857,281         0.78%       -0.10%
     2001 ..........................        1.30%     860,731      24.301609         20,917,148         3.61%        2.25%
     2000 ..........................        1.30%     919,829      23.767044         21,861,616         5.43%        4.66%
     1999 ..........................        1.30%   1,219,198      22.709765         27,687,700         4.81%        3.49%
  Non-tax qualified
     2003 ..........................        1.30%       2,990          26.20             78,338         0.64%       -0.68%
                                            1.30%     131,274      26.196581          3,438,930         0.64%       -0.68%
     2002 ..........................        1.30%       6,971          26.38            183,884         0.78%       -0.10%
                                            1.30%     164,236      26.376600          4,331,979         0.78%       -0.10%
     2001 ..........................        1.30%     214,048      26.404135          5,651,752         3.61%        2.25%
     2000 ..........................        1.30%     241,200      25.823320          6,228,585         5.43%        4.66%
     1999 ..........................        1.30%     316,915      24.674569          7,819,741         4.81%        3.49%

Gartmore GVIT Nationwide(R) Fund - Class I
  Tax qualified
     2003 ..........................        1.30%     633,322          84.33         53,408,044         0.54%       25.86%
                                            1.30%     938,062      84.332018         79,108,661         0.54%       25.86%
     2002 ..........................        1.30%     666,959          67.01         44,692,919         0.84%      -18.43%
                                            1.30%   1,057,678      67.006421         70,871,195         0.84%      -18.43%
     2001 ..........................        1.30%   1,953,422      82.145061        160,463,969         0.72%      -12.97%
     2000 ..........................        1.30%   2,295,705      94.390507        216,692,759         0.59%       -3.39%
     1999 ..........................        1.30%   3,167,075      97.698445        309,418,303         0.67%        5.55%

                                                                     (Continued)

                     NATIONWIDE MULTI-FLEX VARIABLE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                        CONTRACT                                                  INVESTMENT
                                        EXPENSE                     UNIT           CONTRACT         INCOME        TOTAL
                                         RATE*        UNITS      FAIR VALUE     OWNERS' EQUITY      RATIO**     RETURN***
                                       ---------    ---------   ------------   ----------------   ----------    ---------
  Non-tax qualified
     2003 ..........................        1.30%      15,915   $      81.91   $      1,303,598         0.54%       25.86%
                                            1.30%     373,533      81.906372         30,594,733         0.54%       25.86%
     2002 ..........................        1.30%      20,204          65.08          1,314,904         0.84%      -18.43%
                                            1.30%     437,770      65.079111         28,489,707         0.84%      -18.43%
     2001 ..........................        1.30%     555,333      79.782323         44,305,757         0.72%      -12.97%
     2000 ..........................        1.30%     761,251      91.675550         69,788,104         0.59%       -3.39%
     1999 ..........................        1.30%   1,062,496      94.888344        100,818,486         0.67%        5.55%

Janus AS - International Growth Portfolio - Institutional Shares
     2003 ..........................        1.30%       9,453      12.737304            120,406         1.16%       33.16%
                                            1.30%     996,322          12.74         12,693,142         1.16%       33.16%
     2002 ..........................        1.30%       8,192       9.565195             78,360         0.85%      -26.55%
                                            1.30%   1,104,918           9.57         10,574,068         0.85%      -26.55%
     2001 ..........................        1.30%   1,200,242      13.023294         15,631,104         0.97%      -24.24%
     2000 ..........................        1.30%   1,216,855      17.190144         20,917,913         6.77%      -17.03%
     1999 ..........................        1.30%     712,979      20.718419         14,771,798         0.17%       79.91%

Neuberger Berman AMT - Balanced Portfolio(R)
     2003 ..........................        1.30%     319,097      20.248421          6,461,210         1.72%       14.77%
                                            1.30%     702,000          20.25         14,215,500         1.72%       14.77%
     2002 ..........................        1.30%     357,115      17.643073          6,300,606         2.60%      -18.23%
                                            1.30%     747,434          17.64         13,184,733         2.60%      -18.23%
     2001 ..........................        1.30%   1,243,885      21.576158         26,838,259         1.80%      -14.49%
     2000 ..........................        1.30%   1,477,193      25.233374         37,274,563         1.95%       -5.78%
     1999 ..........................        1.30%   1,821,436      26.782503         48,782,615         1.55%       31.83%

Strong Opportunity Fund II, Inc
     2003 ..........................        1.30%   1,629,468          22.00         35,848,296         0.08%       35.23%
                                            1.30%      19,661      22.004891            432,638         0.08%       35.23%
     2002 ..........................        1.30%      16,855      16.272524            274,275         0.39%      -27.77%
                                            1.30%   1,652,043          16.27         26,878,742         0.39%      -27.77%
     2001 ..........................        1.30%   1,691,257      22.529233         38,102,723         0.59%       -4.96%
     2000 ..........................        1.30%   1,629,261      23.651845         38,535,029         0.00%        5.22%
     1999 ..........................        1.30%   1,531,478      22.530007         34,504,210         0.00%       33.16%
                                                                               ----------------

2003 Reserves for annuity contracts in payout phase:                                    371,700
                                                                               ----------------
2003 Contract owners' equity                                                   $    692,411,487
                                                                               ================

2002 Reserves for annuity contracts in payout phase:                                    394,504
                                                                               ----------------
2002 Contract owners' equity                                                   $    600,182,454
                                                                               ================

2001 Reserves for annuity contracts in payout phase:                                    554,970
                                                                               ----------------
2001 Contract owners' equity                                                   $    794,566,778
                                                                               ================

2000 Reserves for annuity contracts in payout phase:                                    722,814
                                                                               ----------------
2000 Contract owners' equity                                                   $    978,859,724
                                                                               ================

1999 Reserves for annuity contracts in payout phase:                                    678,144
                                                                               ----------------
1999 Contract owners' equity                                                   $  1,210,908,663
                                                                               ================

   * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

  ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 *** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   + Under a substitution order effective in 2000, the American Century
     VP - Balanced Fund - Class I was substituted for the American Century
     VP - Advantage Portfolio. The financial highlights present data for the American Century VP - Advantage Portfolio through 1999 and American Century VP - Balanced Fund - Class I data thereafter.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide Multi-Flex Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Multi-Flex Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2003, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2003, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2004

================================================================================

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220

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